Filed with the Securities and Exchange Commission on July 30, 2007

Securities Act of 1933 Registration File No. 333-141120

Investment Company Act of 1940 File No. 811-22027

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No. 2	☒
Post-Effective Amendment No.__	☐

and

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 2	☐
(check appropriate box or boxes)

FUNDVANTAGE TRUST

(Exact Name of Registrant as Specified in Charter)

301 Bellevue Parkway, Wilmington, DE 19809

(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code: (302) 791-1851

Joel L. Weiss
PFPC Worldwide, Inc.
103 Bellevue Parkway
Wilmington, DE 19809
(Name and Address of Agent for Service)

Copies to:
Joseph V. Del Raso, Esq.
Pepper Hamilton LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

This Pre-Effective Amendment No. 2 is being filed for the sole purpose of adding EDGAR Class Identifiers for the Institutional Class of each of the MBIA Core Plus Fixed Income Fund, MBIA High Yield Fund, MBIA Multi-Sector Inflation Protection Fund, and MBIA Municipal Bond Inflation Protection Fund.  Parts A, B and C filed in Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 (File No.  333-141120) and the Investment Company Act of 1940 (File No. 811-22027) on July 27, 2007 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-effective Amendment No. 2 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, State of Delaware on the 30th day of July 2007.

FUNDVANTAGE TRUST

By:	/s/ Joel Weiss
Joel Weiss, President and CEO

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert J. Christian*		Chairman of the Board and Trustees	July 30, 2007
Robert J. Christian

/s/ Iqbal Mansur*		Trustee	July 30, 2007
Iqbal Mansur

/s/ Nicholas M. Marsini, Jr.*		Trustee	July 30, 2007
Nicholas M. Marsini, Jr.

/s/ James Shaw		Treasurer and CFO	July 30, 2007
James Shaw

/s/ Joel Weiss		President and CEO	July 30, 2007
Joel Weiss

* By:	/s/ Joel Weiss
Attorney-in-Fact